Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Joint Ventures And Associates [Line Items]
Net income	$ 73	$ (16)
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	572	542
Net income	82	64
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	257	293
Net income	$ 1	$ (41)